RELATED PARTY TRANSACTIONS - Schedule of Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 1	€ 1
Amounts affecting cost of sales	(35)	(40)
Amounts affecting operating expenses	(6)	(9)
Total net amount affecting the consolidated income statement	(40)	€ (48)
Amounts receivable, related party transactions	8		€ 16
Amounts payable, related party transactions	€ 25		€ 22